Common Stock Warrants	12 Months Ended
Dec. 31, 2021
Common Stock Warrants
Common Stock Warrants

Note 18 – Common Stock Warrants

Warrants to purchase a total of 11,011,650 shares of common stock were outstanding as of December 31, 2021.

On September 24, 2021, the Company completed the sale of a (i) Promissory Note in the principal amount of $750,000 on the Second AJB Note, (ii) a three-year warrant to purchase 1,500,000 shares of the Company’s common stock at an initial exercise price of $0.25 per share, and (iii) a three-year warrant to purchase 2,000,000 shares of the Company’s common stock at an initial exercise price of $0.50 per share, for an aggregate purchase price of $705,000, pursuant to a Securities Purchase Agreement between the Company and AJB Capital. The proceeds received were allocated between the debt and warrants on a relative fair value basis. The aggregate estimated value of the warrants using the Black-Scholes Pricing Model, based on a weighted average volatility rate of 197% and a weighted average call option value of $0.1023, was $358,017, which is being amortized over the life of the loan as a debt discount. The warrants are being expensed over the over the life of the loan, resulting in $102,991 of finance expense during the year ended December 31, 2021. As of December 31, 2021, a total of $255,026 of unamortized expenses are expected to be expensed over the remaining life of the loan.

On various dates between April 14, 2020 and October 28, 2020, the Company received total proceeds of $1,502,330 from the sale of 150,233 units, consisting in the aggregate of 150,233 shares of Series A Preferred Stock and five-year warrants to purchase 7,511,650 shares of common stock at an exercise price of $0.25 per share to twenty-two accredited investors. The proceeds received were allocated between the Series A Preferred Stock and warrants on a relative fair value basis. The aggregate estimated value of the warrants using the Black-Scholes Pricing Model, based on a weighted average volatility rate of 305% and a weighted average call option value of $0.2882, was $2,164,995.

The following is a summary of information about our warrants to purchase common stock outstanding at December 31, 2021.

Shares Underlying
Shares Underlying Warrants Outstanding				Warrants Exercisable

Weighted
	Shares	Average	Weighted	Shares	Weighted
Range of	Underlying	Remaining	Average	Underlying	Average
Exercise	Warrants	Contractual	Exercise	Warrants	Exercise
Prices	Outstanding	Life	Price	Exercisable	Price

$0.25-$0.50	11,011,650	3.31 years	$0.25-$0.50	11,011,650	$0.25-$0.50

The fair value of each warrant grant is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions used for grants under the fixed option plan:

	December 31,	December 31,
	2021	2020

Average risk-free interest rates	0.47%	0.30%
Average expected life (in years)	3.00	5.00
Volatility	197%	305%

ONE WORLD PRODUCTS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The weighted average fair value of warrants granted with exercise prices at the current fair value of the underlying stock was approximately $0.10 and $0.25 per warrant for the years ended December 31, 2021 and 2020, respectively.

The following is a summary of activity of outstanding common stock warrants:

		Weighted
		Average
	Number	Exercise
	of Shares	Prices
Balance, December 31, 2019	-	$-
Warrants granted	7,511,650	0.25
Balance, December 31, 2020	7,511,650	0.25
Warrants granted	3,500,000	0.39
Balance, December 31, 2021	11,011,650	$0.30

Exercisable, December 31, 2021	11,011,650	$0.30